Fees Summary	Oct. 31, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,959,987,500.00
Previously Paid Amount	0.00
Total Fee Amount	453,174.08
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 453,174.08
Narrative - Max Aggregate Offering Price	$ 2,959,987,500.00
Final Prospectus	true